JPMorgan Emerging Markets Debt Fund Average Annual Total Returns - R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG GLOBAL AGGREGATE INDEX - UNHEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	1.78%	4.40%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.68%	1.37%	3.86%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.62%	(0.97%)	1.67%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.56%	(0.04%)	1.96%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.68%	1.44%	3.94%